Significant Accounting Policies (Details) - Schedule of third-party lenders - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of third party lenders [Abstract]
Total loan payable	$ 41,307	$ 165,144
Current portion of loan payable (included in accrued and other current liabilities	(41,307)	(165,144)
Long-term liability